Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
— Depreciation	$ (5,744)	$ (3,467)	$ (668)
Balance, Net Book Value	127,331
Balance, Net Book Value	162,734	127,331
Vessels [Member]
Balance, cost	130,185	32,592
— Transferred from advances for vessels acquisitions / under construction		97,593
— Acquisitions	34,509
Balance, cost	164,694	130,185	32,592
Balance, Accumulated Depreciation	(4,015)	(548)
— Depreciation	(5,744)	(3,467)
Balance, Accumulated Depreciation	(9,759)	(4,015)	(548)
Balance, Net Book Value	126,170	32,044
— Transferred from advances for vessels acquisitions / under construction		97,593
— Acquisitions	34,509
Balance, Net Book Value	$ 154,935	$ 126,170	$ 32,044